SHARE-BASED COMPENSATION - Option assumptions and Activity (Details) - Share options $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		1,135,990
Exercised (in shares) | shares		(1,088,358)	(876,715)	(609,224)
Share options vested or expected to vest (in shares) | shares	47,103
Share options exercisable (in shares) | shares	45,710
Share options outstanding at the end of the period (in shares) | shares		47,632	1,135,990
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 1.89
Exercised (in dollars per shares) | $ / shares	1.76
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	4.95
Share options vested or expected to vest (in dollars per shares) | $ / shares	4.95
Share options exercisable (in dollars per shares) | $ / shares	$ 4.97
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted average remaining contractual life		1 year 21 days
Share options vested or expected to vest, Weighted average remaining contractual life		1 year 18 days
Share options exercisable, Weighted average remaining contractual life		1 year 3 days
Share options outstanding, Aggregate intrinsic value | $	$ 2
Share options vested or expected to vest, Aggregate intrinsic value | $	2
Share options exercisable, Aggregate intrinsic value | $	$ 2
Weighted-average period for recognition of unrecognized compensation costs		2 months 19 days
Aggregate intrinsic value of options exercised | ¥		¥ 255	¥ 194	¥ 77